Common Stock	6 Months Ended
Mar. 31, 2016
Equity [Abstract]
Common Stock

3. COMMON STOCK

Founders of the Company, including Mr. Lim Wee Lee, See Kok Chong, Liew Siow Gian Patrick and Greenpro Venture Capital Limited, purchased 48,000,000, 48,000,000, 24,000,000 & 30,000,000 shares of restricted common stock of the Company, respectively, for a total of $15,000.

On December 31, 2015, the Company issued 2,760,000 shares of restricted common stocks at $0.10 per share to 48 investors for gross proceeds of $276,000.

On December 21, 2015, the Company issued our Chief Financial Officer 1,000,000 shares of restricted common stocks at $0.01 per share, and 1,800,000 shares of restricted stock to 15 individuals at $0.01 per share, for total proceeds $28,000. The Company determined that the 2,800,000 common shares sold to these individuals had a fair value of $280,000 at the date of issuance based on the cash sales price of other common shares sold to non-affiliated persons around the same date. As such, the Company recognized compensation costs of $252,000 on the issuance of these common shares.